POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 22, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

The Ryan/Mergent 1-30 Year Treasury Laddered Index, which is the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio, has been renamed the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index. There are no changes to the methodology by which the underlying index is formulated or calculated.

All references to the Ryan/Mergent 1-30 Year Treasury Laddered Index in the prospectus are deleted and replaced with a reference to the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-2 042213

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 22, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2013

The Ryan/Mergent 1-30 Year Treasury Laddered Index, which is the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio, has been renamed the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index. There are no changes to the methodology by which the underlying index is formulated or calculated.

All references to the Ryan/Mergent 1-30 Year Treasury Laddered Index in the statement of additional information are deleted and replaced with a reference to the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-2 042213